SUPPLEMENT DATED NOVEMBER 8, 2004 TO
                                  TRAVELERS VARIABLE SURVIVORSHIP LIFE INSURANCE
                                           CONTRACT PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

                                   APPENDIX B

                           HYPOTHETICAL ILLUSTRATIONS

The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 2.50% from each premium payment for premium tax, (ii) a $10 monthly administrative expense charge, (iii) the mortality and expense risk charge and separate account expense charge, and (iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age. Both charges are deducted monthly pro rata from each of the Investment Options.

The mortality and expense risk charge and the separate account expense charge are 0.80% and 0.10%, respectively, for the first fifteen Policy Years; thereafter they are 0.35% and 0.00%, respectively. Both charges are deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.68%, 4.32% and 10.32%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.13%, 4.87% and 10.87%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not reflect the deduction of the cost of insurance charge, the policy administrative charge, and the $10 monthly administrative expense charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.




























L-24433

                           VARIABLE SURVIVORSHIP LIFE
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

Male Preferred Nonsmoker Age 53 and Female Preferred Nonsmoker Age 51

Stated Amount $4,000,000
Annual Premium $20,000.00

           TOTAL
          PREMIUMS                DEATH BENEFIT                            CASH VALUE                      CASH SURRENDER VALUE
          WITH 5%    ----------------------------------------   -----------------------------------  -------------------------------
 YEAR     INTEREST    0%             6%            12%           0%          6%          12%          0%          6%         12%
       ------------  ----------------------------------------   -----------------------------------  -------------------------------
  1          21,000   4,000,000      4,000,000     4,000,000       7,514       8,303       9,099            0           0          0
  2          43,050   4,000,000      4,000,000     4,000,000      14,611      16,665      18,827            0           0          0
  3          66,203   4,000,000      4,000,000     4,000,000      21,223      25,010      29,171            0           0          0
  4          90,513   4,000,000      4,000,000     4,000,000      38,688      45,040      52,259            0           0          0
  5         116,038   4,000,000      4,000,000     4,000,000      55,316      65,375      77,156        5,956      16,015     27,796
  6         142,840   4,000,000      4,000,000     4,000,000      71,013      85,920     103,937       26,133      41,040     59,057
  7         170,982   4,000,000      4,000,000     4,000,000      85,673     106,562     132,676       45,273      66,162     92,276
  8         200,531   4,000,000      4,000,000     4,000,000      99,176     127,166     163,438       63,256      91,246    127,518
  9         231,558   4,000,000      4,000,000     4,000,000     111,365     147,555     196,261       79,965     116,155    164,861
  10        264,136   4,000,000      4,000,000     4,000,000     122,032     167,491     231,135       95,112     140,571    204,215
  15        453,150   4,000,000      4,000,000     4,000,000     140,578     246,302     431,241      136,098     241,822    426,761
  20        694,385   4,000,000      4,000,000     4,000,000      55,751     237,310     659,797       55,751     237,310    659,797
  25      1,002,269           0              0     4,000,000           0           0     784,434            0           0    784,434
  30      1,395,216           0              0     4,000,000           0           0     392,457            0           0    392,457
  35      1,896,726           0              0             0           0           0           0            0           0          0
  40      2,536,795           0              0             0           0           0           0            0           0          0
  45      3,353,703           0              0             0           0           0           0            0           0          0
  49      4,166,960           0              0             0           0           0           0            0           0          0

                           VARIABLE SURVIVORSHIP LIFE
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Male Preferred Nonsmoker Age 53 and Female Preferred Nonsmoker Age 51

Stated Amount $4,000,000
Annual Premium $20,000.00

           TOTAL
          PREMIUMS                DEATH BENEFIT                            CASH VALUE                      CASH SURRENDER VALUE
          WITH 5%    ----------------------------------------   -----------------------------------  -------------------------------
 YEAR     INTEREST    0%             6%            12%           0%          6%          12%          0%          6%         12%
       ------------  ----------------------------------------   -----------------------------------  -------------------------------
  1          21,000    4,000,000     4,000,000      4,000,000      7,571      8,361          9,159          0         0            0
  2          43,050    4,000,000     4,000,000      4,000,000     14,854     16,919         19,093          0         0            0
  3          66,203    4,000,000     4,000,000      4,000,000     21,813     25,638         29,838          0         0            0
  4          90,513    4,000,000     4,000,000      4,000,000     39,821     46,265         53,582          0         0            0
  5         116,038    4,000,000     4,000,000      4,000,000     57,224     67,472         79,457      7,864    18,112       30,097
  6         142,840    4,000,000     4,000,000      4,000,000     73,971     89,222        107,621     29,091    44,342       62,741
  7         170,982    4,000,000     4,000,000      4,000,000     90,004    111,468        138,239     49,604    71,068       97,839
  8         200,531    4,000,000     4,000,000      4,000,000    105,253    134,151        171,486     69,333    98,231      135,566
  9         231,558    4,000,000     4,000,000      4,000,000    119,632    157,190        207,535     88,232   125,790      176,135
 10         264,136    4,000,000     4,000,000      4,000,000    133,021    180,467        246,547    106,101   153,547      219,627
 15         453,150    4,000,000     4,000,000      4,000,000    178,202    293,048        490,282    173,722   288,568      485,802
 20         694,385    4,000,000     4,000,000      4,000,000    166,471    379,397        846,293    166,471   379,397      846,293
 25       1,002,269    4,000,000     4,000,000      4,000,000     80,437    410,484      1,380,831     80,437   410,484    1,380,831
 30       1,395,216            0     4,000,000      4,000,000          0    415,242      2,289,050          0   415,242    2,289,050
 35       1,896,726            0     4,000,000      4,055,031          0    294,583      3,861,935          0   294,583    3,861,935
 40       2,536,795            0             0      6,882,375          0          0      6,554,643          0         0    6,554,643
 45       3,353,703            0             0     11,065,635          0          0     11,065,635          0         0   11,065,635
 49       4,166,960            0             0     16,820,888          0          0     16,820,888          0         0   16,820,888

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.